Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments
		Fair Value		Notional Amount
		December 31,		December 31,
	Balance sheet location	2021	2020	2021	2020
		(U.S. $ in thousands)
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$82	$56	$12,380	$36,882
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	910	793	60,408	10,417
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(89)	(1,098)	33,047	37,999
Liability derivatives -Foreign exchange contracts, designated as cash flow hedge	Accrued expenses and other current liabilities	(60)	(1,584)	26,320	50,186
		$843	$(1,833)	$132,155	$135,484

Schedule of cash flow hedging instruments location in income statement
	Revenues		Cost of revenues		Research and development, net		Selling, general and administrative		Financial expenses (income), net		Other comprehensive income (loss)
	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
	(U.S. $ in thousands)
Line items in which effects of hedges are recorded	$(607,219)	(520,817)	$347,141	$301,423	$88,303	$84,012	$250,937	$205,224	$2,075	$575	$75	$(1,130)
Foreign exchange contracts designated as a hedging instrument	914	235	(243)	(198)	(398)	(279)	(696)	(397)	-	-	3,245	(1,663)
Foreign exchange contracts not designated as a hedging instrument	-	-	-	-	-	-	-	-	(2,870)	6,194	-	-